Income Taxes - Additional Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Pre-tax income (loss) from company's operations	$ (22,875)	$ (2,630)	$ (82,216)	$ (5,966)	$ (17,406)	$ (12,825)
Income tax expense (benefit)	41	$ 24	$ 137	$ (115)	(83)	(39)
Change in deferred tax assets valuation allowance, percentage			21.00%
Unrecognized tax benefits	100		$ 100		81	45	$ 22
Income Tax Interest and Penalties Accrued	$ 0		$ 0		$ 0	$ 0